Expense Example, No Redemption	Eaton Vance Atlanta Capital Focused Growth Fund Class A 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class C 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class I 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class A 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class C 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class I 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class R6 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 10 Years
USD ($)	676	900	1,142	1,834	183	577	996	1,969	82	266	466	1,044	676	892	1,125	1,794	183	568	979	1,929	82	258	449	1,001	77	242	421	941	687	925	1,182	1,914	195	603	1,037	2,048	94	293	509	1,131	145	449	776	1,702	84	262	455	1,014